Trade and other receivables	3 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables
The Company’s trade and other receivables as at March 31, 2023 and December 31, 2022 include the following:

	2023	2022
	$	$
Trade receivables	38,187	29,128
Accrued revenues	3,898	3,288
Tax credits receivable	2,854	3,054
Interest receivable	498	1,662
Other receivables	44	395
	45,481	37,527

Included in trade receivables is a loss allowance of $859 as at March 31, 2023 and $719 as at December 31, 2022.